Employee Benefits	12 Months Ended
Jun. 30, 2022
Employee Benefits [Abstract]
Employee Benefits
Note 16 – Employee Benefits

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Annual leave	2,345	1,859
Long service leave	308	178

Total current employee benefits	2,653	2,037

Non-current liabilities
Long service leave	217	125

Total employee benefits	2,870	2,162